Exhibit 99.1

NISSAN AUTO RECEIVABLES 2015-C OWNER TRUST
Monthly Servicer's Certificate
for the month of October 2015
Collection Period	31-Oct-15	30/360 Days	31	Collection Period Start	14-Oct-15
Distribution Date	16-Nov-15	Actual/360 Days	33	Collection Period End	31-Oct-15
				Prior Month Settlement Date	14-Oct-15
				Current Month Settlement Date	16-Nov-15

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,281,676,549.07	1,281,676,549.07	1,241,932,035.80	1.009692
Yield Supplement Overcollaterization		51,665,723.63	51,665,723.63	49,647,486.24
Total Adjusted Portfolio		1,230,010,825.44	1,230,010,825.44	1,192,284,549.56
Total Adjusted Securities		1,230,010,825.44	1,230,010,825.44	1,192,284,549.56	0.969329
Class A-1 Notes	0.40000%	260,000,000.00	260,000,000.00	222,273,724.12	0.854899
Class A-2a Notes	0.87000%	360,000,000.00	360,000,000.00	360,000,000.00	1.000000
Class A-2b Notes	0.54325%	100,000,000.00	100,000,000.00	100,000,000.00	1.000000
Class A-3 Notes	1.37000%	354,000,000.00	354,000,000.00	354,000,000.00	1.000000
Class A-4 Notes	1.67000%	106,810,000.00	106,810,000.00	106,810,000.00	1.000000
Certificates	0.00000%	49,200,825.44	49,200,825.44	49,200,825.44	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	37,726,275.88	95,333.33	145.1010611	0.3666667
Class A-2a Notes	0.00	269,700.00	-	0.7491667
Class A-2b Notes	0.00	49,797.92	-	0.4979792
Class A-3 Notes	0.00	417,621.67	-	1.1797222
Class A-4 Notes	0.00	153,598.71	-	1.4380555
Certificates	0.00	0.00	-	-
Total Securities	37,726,275.88	986,051.63

I. COLLECTIONS

Interest:
Interest Collections		2,755,149.18
Repurchased Loan Proceeds Related to Interest		0.00
Total Interest Collections		2,755,149.18

Principal:
Principal Collections		39,471,052.08
Repurchased Loan Proceeds Related to Principal		0.00
Total Principal Collections		39,471,052.08

Recoveries of Defaulted Receivables		0.00
Servicer Advances		0.00

Total Collections		42,226,201.26

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Adjusted Pool Balance - Beginning of Period	65,499	1,230,010,825.44
Total Principal Payment		37,726,275.88
	64,612	1,192,284,549.56

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2015-C OWNER TRUST
Monthly Servicer's Certificate
for the month of October 2015

III. DISTRIBUTIONS

Total Collections	42,226,201.26
Reserve Account Draw	0.00
Total Available for Distribution	42,226,201.26

1. Reimbursement of Advance	0.00

2. Servicing Fee:
Servicing Fee Due	1,068,063.79
Servicing Fee Paid	1,068,063.79
Servicing Fee Shortfall	0.00

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	95,333.33

Class A-1 Notes Monthly Interest Paid	95,333.33
Change in Class A-1 Notes Interest Carryover Shortfall	0.00

Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	269,700.00

Class A-2a Notes Monthly Interest Paid	269,700.00
Change in Class A-2a Notes Interest Carryover Shortfall	0.00

Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	49,797.92

Class A-2b Notes Monthly Interest Paid	49,797.92
Change in Class A-2b Notes Interest Carryover Shortfall	0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	417,621.67

Class A-3 Notes Monthly Interest Paid	417,621.67
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	153,598.71

Class A-4 Notes Monthly Interest Paid	153,598.71
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2015-C OWNER TRUST
Monthly Servicer's Certificate
for the month of October 2015

Total Note Monthly Interest
Total Note Monthly Interest Due	986,051.63
Total Note Monthly Interest Paid	986,051.63
Total Note Interest Carryover Shortfall	0.00
Change in Total Note Interest Carryover Shortfall	0.00

Total Available for Principal Distribution	40,172,085.84

4. Total Monthly Principal Paid on the Notes	37,726,275.88

Total Noteholders' Principal Carryover Shortfall	0.00
Total Noteholders' Principal Distributable Amount	37,726,275.88
Change in Total Noteholders' Principal Carryover Shortfall	0.00

5. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Change in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	2,445,809.96
Deposit from Remaining Available Collections to fund Reserve Account	0.00
Remaining Available Collections Released to Seller	2,445,809.96

V. RESERVE ACCOUNT

Initial Reserve Account Amount	3,075,027.06
Required Reserve Account Amount	3,075,027.06
Beginning Reserve Account Balance	3,075,027.06
Deposit of Remaining Available Collections	0.00
Ending Reserve Account Balance	3,075,027.06

Required Reserve Account Amount for Next Period	3,075,027.06

VI. POOL STATISTICS

Weighted Average Coupon	2.54%
Weighted Average Remaining Maturity	55.46

Principal Recoveries of Defaulted Receivables	0.00
Principal on Defaulted Receivables	273,461.19
Pool Balance at Beginning of Collection Period	1,281,676,549.07
Net Loss Ratio	0.26%

Net Loss Ratio for Second Preceding Collection Period	0.00%
Net Loss Ratio for Preceding Collection Period	0.00%
Net Loss Ratio for Current Collection Period	0.26%
Average Net Loss Ratio	0.09%

Cumulative Net Losses for all Periods	273,461.19

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2015-C OWNER TRUST
Monthly Servicer's Certificate
for the month of October 2015

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	3,089,824.94	163
61-90 Days Delinquent	0.00	0
91-120 Days Delinquent	0.00	0
Total Delinquent Receivables:	3,089,824.94	163
61+ Days Delinquencies as Percentage of Receivables	0.00%	0.00%

Delinquency Ratio for Second Preceding Collection Period		0.00%
Delinquency Ratio for Preceding Collection Period		0.00%
Delinquency Ratio for Current Collection Period		0.00%
Average Delinquency Ratio		0.00%

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap
Termination Payments, if any, due to the currency Swap Counterparty
under the currency Swap Agreement.	NO

2. Has there been a material change in practices with respect to charge-
offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	NO

3. Have there been any material modifications, extensions or waivers to
Receivables terms, fees, penalties or payments during the Collection Period?	NO

4. Have there been any material breaches of representations, warranties
or covenants contained in the Receivables?	NO

5. Has there been an issuance of notes or other securities backed by the
Receivables?	NO

6. Has there been a material change in the underwriting, origination or acquisition
of Receivables?	NO